UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C. V. Starr & Co., Inc.

Address:   399 Park Avenue, 17th Floor
           New York, NY 10022


Form 13F File Number: 28-14416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bertil Lundqvist
Title:  General Counsel and Executive Vice President
Phone:  212-230-5061

Signature,  Place,  and  Date  of  Signing:

/s/ Bertil Lundqvist               New York, New York                 2/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      246,298
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION  COM            060505104    2,113   380,000 SH       SOLE                  380,000      0    0
HILLTOP HOLDINGS INC         COM            432748101   15,894 1,880,956 SH       SOLE                1,880,956      0    0
FLY LEASING LTD              SPONSORED ADR  34407D109   13,944 1,113,700 SH       SOLE                1,113,700      0    0
ISHARES INC                  MSCI BRIC INDX 464286657   30,830   850,000 SH       SOLE                  850,000      0    0
ISHARES MSCI TR              MSCI EAFE IDX  464287465   35,018   707,000 SH       SOLE                  707,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   82,203   655,000 SH       SOLE                  655,000      0    0
VANGUARD INTL EQUITY INDEX F EMR MKT ETF    922042858   35,344   925,000 SH       SOLE                  925,000      0    0
CHINA CORD BLOOD CORP        SHS            G21107100    2,555   964,116 SH       SOLE                  964,116      0    0
CHINA MEDIAEXPRESS HLDGS INC COM            169442100       61 3,045,455 SH       SOLE                3,045,455      0    0
CONCORD MED SVCS HLDGS LTD   SPONSORED ADR  206277105   11,217 3,472,667 SH       SOLE                3,472,667      0    0
AMERICAN MIDSTREAM PARTNERS  COM UNITS      02752P100      636    34,996 SH       SOLE                   34,996      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI   283702108    1,731    50,000 SH       SOLE                   50,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN 29273V100    1,623    40,000 SH       SOLE                   40,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM            293792107    2,319    50,000 SH       SOLE                   50,000      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN 371927104    1,122    40,000 SH       SOLE                   40,000      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP 559080106    1,378    20,000 SH       SOLE                   20,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN 570759100    1,487    27,000 SH       SOLE                   27,000      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN 68268N103    1,155    20,000 SH       SOLE                   20,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN 726503105    2,938    40,000 SH       SOLE                   40,000      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS L P  75885Y107    1,492    60,000 SH       SOLE                   60,000      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN 958254104    1,238    30,000 SH       SOLE                   30,000      0    0